Supplement dated January 4, 2008

to the Statement of Additional Information

of Pearl Mutual Funds dated May 1, 2007

Effective January 7, 2008, Charles W. Larson, Jr., resigned as a Trustee of Pearl Mutual Funds (the “Trust”) to become the United States Ambassador to Latvia.